UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Principal
Taxable Variable Rate Demand Notes - 72.7%	Amount	Value

Albany New York IDA Civic Facilities Revenue:
4.91%, 5/1/27, LOC: Bank of America (r)	$1,335,000	$1,335,000
4.96%, 5/1/27, LOC: Bank of America (r)	535,000	535,000
Bayfront Regional Development, 5.17%, 11/1/27, LOC: PNC Bank (r)	3,000,000	3,000,000
Butler County Alabama IDA Revenue, 4.86%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	275,000	275,000
California Statewide Community Development Authority MFH Revenue, 5.05%, 8/1/32, LOC: U.S. Bank (r)	620,000	620,000
Chatham Centre LLC, 5.01%, 4/1/22, LOC: Bank of North Georgia (r)	1,460,000	1,460,000
Dayton Wheel Concepts, Inc., 5.06%, 5/1/24, LOC: National City Bank (r)	2,139,000	2,139,000
Dewberry IV LLLP, 5.05%, 9/1/25, LOC: PNC Bank (r)	2,000,000	2,000,000
Four Fishers LLC, 4.91%, 4/1/24, LOC: LaSalle Bank (r)	2,625,000	2,625,000
Grove City Church of the Nazarene, 5.06%, 2/1/24, LOC: National City Bank (r)	525,000	525,000
Hillcrest Baptist Church, 5.20%, 12/1/20, LOC: Wachovia Bank (r)	640,000	640,000
Hopo Realty Investment LLC, 4.96%, 12/1/21, LOC: Wachovia Bank (r)	1,720,000	1,720,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 4.89%, 9/1/17, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Kaneville Road Joint Venture, Inc., 5.06%, 11/1/32, LOC: First American Bank ,C/LOC: FHLB (r)	1,430,000	1,430,000
Lee County Florida IDA Revenue, 4.95%, 6/1/10, LOC: SunTrust Bank (r)	1,330,000	1,330,000
Macon-Bibb County Georgia IDA Revenue, 4.94%, 7/1/14, LOC: AmSouth Bank (r)	2,255,000	2,255,000
MCSH Real Estate Investors Ltd., 5.13%, 9/1/21, LOC: Stillwater National Bank & Trust Co., C/LOC: First Tennessee Bank (r)	2,320,000	2,320,000
Middletown New York IDA Revenue, 7.00%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Mississippi Business Finance Corp. Revenue, 4.91%, 8/1/24, LOC: Regions Bank (r)	2,480,000	2,480,000
MOB Management One LLC, 5.39%, 12/1/26, LOC: Columbus Bank & Trust (r)	3,720,000	3,720,000
Montgomery County Pennsylvania IDA Revenue:
4.96%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,495,000	1,495,000
4.96%, 8/1/37, LOC: First Tennessee Bank (r)	1,780,000	1,780,000
New York City New York Housing Development Corp. Revenue, 5.05%, 12/1/35, CF: Freddie Mac (r)	1,015,000	1,015,000
New York State MMC Corp. Revenue, 7.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Ogden City Utah Redevelopment Agency Revenue, 4.91%, 1/1/31, LOC: Bank of New York (r)	690,000	690,000
Omaha Nebraska SO Revenue, 4.905%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	2,300,000	2,300,000
Ontario County New York IDA Revenue, 7.00%, 12/1/36, LOC: Citizens Bank (r)	1,485,000	1,485,000

	Principal
Taxable Variable Rate Demand Notes — 72.7%	Amount	Value

Peoploungers, Inc., 4.86%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	375,000	375,000
Post Apartment Homes LP, 4.86%, 7/15/29, LOC: Fannie Mae (r)	29,150,000	29,150,000
Renaissance Ketchikan Group LLC, 4.99%, 6/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	6,000,000	6,000,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 4.90%, 12/1/37, LOC: Allied Irish Bank (r)	2,240,000	2,240,000
Roosevelt Paper Co., 5.17%, 6/1/12, LOC: Wachovia Bank (r)	840,000	840,000
Scott Street Land Co., 4.91%, 12/1/21, LOC: Fifth Third Bank (r)	400,000	400,000
St. Joseph County Indiana Economic Development Revenue, 5.10%, 6/1/27, LOC: FHLB (r)	415,000	415,000
Standard Furniture Manufacturing Co., Inc., 4.91%, 3/1/15, LOC: RBC Centura Bank (r)	2,849,000	2,849,000
Stice-Hill Holding LC, 5.03%, 12/1/23, LOC: Hancock Bank (r)	3,535,000	3,535,000
SunAmerica Trust Various States Revenue, 5.105%, 7/1/41, LOC: Freddie Mac (r)	807,000	807,000
Sussex County Delaware Revenue, 5.05%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,200,000	2,200,000
Tyler Enterprises LLC, 5.00%, 10/1/22, LOC: Peoples Bank and Trust Co., C/LOC: FHLB (r)	300,000	300,000
Ulster County New York IDA Civic Facility Revenue, 5.01%, 9/15/37, LOC: Sovereign Bank FSB, C/LOC: Fortis Bank (r)	1,140,000	1,140,000
Washington State MFH Finance Commission Revenue, 5.12%, 7/15/32, LOC: Fannie Mae (r)	330,000	330,000

Total Taxable Variable Rate Demand Notes (Cost $97,530,000)		97,530,000

U.S. Government Agencies and Instrumentalities — 25.1%

Fannie Mae:
4.875%, 4/10/08	1,000,000	1,000,294
6.00%, 5/15/08	500,000	501,928
5.00%, 7/25/08	250,000	250,819
Fannie Mae Discount Notes:
3/28/08	1,000,000	988,120
5/12/08	500,000	490,833
Federal Farm Credit Bank, 3.05%, 4/15/08	1,500,000	1,492,455
Federal Home Loan Bank:
5.25%, 2/1/08	2,000,000	2,000,000
3.375%, 2/15/08	2,000,000	1,995,990
4.18%, 2/19/08	2,500,000	2,497,709
4.70%, 4/17/08	1,000,000	999,586
4.775%, 8/15/08 (r)	2,000,000	2,000,825
4.841%, 9/17/08 (r)	1,000,000	999,842
4.25%, 9/26/08	2,000,000	1,992,695
4.767%, 2/11/09 (r)	2,000,000	2,001,227
4.829%, 2/18/09 (r)	2,000,000	2,001,680
4.60%, 10/29/08	250,000	250,000
4.50%, 10/30/08	1,000,000	1,000,000
4.60%, 11/5/08	2,000,000	2,000,000
4.55%, 11/26/08	595,000	595,000

	Principal
	Amount	Value

4.57%, 11/28/08	1,000,000	1,000,000
4.375%, 12/11/08	500,000	500,000
4.50%, 12/11/08	500,000	500,000
Freddie Mac:
4.50%, 2/15/08	1,000,000	999,499
5.00%, 7/23/08	1,000,000	1,001,373
4.37%, 1/16/09	1,000,000	1,000,000
Freddie Mac Discount Notes:
3/3/08	1,000,000	991,768
3/31/08	500,000	493,786
4/11/08	1,000,000	986,135
4/28/08	250,000	245,845
8/18/08	1,000,000	970,228

Total U.S. Government Agencies and Instrumentalities (Cost $33,747,637)		33,747,637

TOTAL INVESTMENTS (Cost $131,277,637) — 97.8%		131,277,637
Other assets and liabilities, net — 2.2%		2,977,506

NET ASSETS — 100%		$134,255,143

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
CF: Credit Facility
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LC: Limited Company
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.
Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2007 for federal income tax purposes was $131,277,637.
Net realized capital loss carryforward for federal income tax purposes of $43,111 and $5,582 at September 30, 2007 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 27, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 27, 2008